UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $100,156 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARDEN GROUP INC                CL A             039762109     3008    34230 SH       SOLE                    34230        0        0
AT&T INC                       COM              00206R102     3869   159940 SH       SOLE                   159940        0        0
ATRION CORP                    COM              049904105     2412    17860 SH       SOLE                    17860        0        0
AZZ INC                        COM              002474104     2700    73435 SH       SOLE                    73435        0        0
BLACKROCK INC                  COM              09247x101     2720    18965 SH       SOLE                    18965        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     4170    65880 SH       SOLE                    65880        0        0
CANADIAN NAT RES LTD           COM              136385101     6628   199450 SH       SOLE                   199450        0        0
CELGENE CORP                   COM              151020104     5546   109124 SH       SOLE                   109124        0        0
CENOVUS ENERGY INC             COM              15135u109     2651   102775 SH       SOLE                   102775        0        0
CORE MARK HOLDING CO INC       COM              218681104     1691    61700 SH       SOLE                    61700        0        0
EXELON CORP                    COM              30161N101     4227   111325 SH       SOLE                   111325        0        0
GEN-PROBE INC NEW              COM              36866t103     3126    68825 SH       SOLE                    68825        0        0
GILEAD SCIENCES INC            COM              375558103     7363   214795 SH       SOLE                   214795        0        0
ITT CORP NEW                   COM              450911102     2467    54920 SH       SOLE                    54920        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071m708     4174    80520 SH       SOLE                    80520        0        0
MCDONALDS CORP                 COM              580135101     4275    64907 SH       SOLE                    64907        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     2105    75900 SH       SOLE                    75900        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          l6388f110     3085    38055 SH       SOLE                    38055        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2072    62666 SH       SOLE                    62666        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     3492   137435 SH       SOLE                   137435        0        0
PRICELINE COM INC              COM NEW          741503403     2796    15840 SH       SOLE                    15840        0        0
QUALCOMM INC                   COM              747525103     2620    79785 SH       SOLE                    79785        0        0
ROCHESTER MED CORP             COM              771497104     1103   116750 SH       SOLE                   116750        0        0
SMART BALANCE INC              COM              83169y108     1421   347475 SH       SOLE                   347475        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     5928    48715 SH       SOLE                    48715        0        0
SUN BANCORP INC                COM              86663b102       56    15000 SH       SOLE                    15000        0        0
TERADATA CORP DEL              COM              88076w103     3041    99780 SH       SOLE                    99780        0        0
VIASAT INC                     COM              92552v100     2687    82510 SH       SOLE                    82510        0        0
VISA INC                       COM CL A         92826c839     4526    63965 SH       SOLE                    63965        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     4197   203025 SH       SOLE                   203025        0        0